UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity - Equity Funds 47.5%
DWS Capital Growth Fund "Institutional"	80,781	3,723,192
DWS Commodity Securities Fund "Institutional"	248,107	913,033
DWS Communications Fund "Institutional"	25,990	380,240
DWS Disciplined Market Neutral Fund "Institutional"	29,237	275,994
DWS Diversified International Equity Fund "Institutional"	1,038,800	6,897,632
DWS Dreman Mid Cap Value Fund "Institutional"	62,612	573,525
DWS Dreman Small Cap Value Fund "Institutional"	116,278	3,491,833
DWS Emerging Markets Equity Fund "Institutional"	223,982	3,729,306
DWS Equity 500 Index Portfolio "Institutional"	151,162	18,833,271
DWS Europe Equity Fund "Institutional"	262,542	6,256,378
DWS Global Opportunities Fund "Institutional"	29,431	897,952
DWS Global Thematic Fund "Institutional"	70,633	1,467,045
DWS Gold & Precious Metals Fund "Institutional"	15,757	330,572

DWS Growth & Income Fund "Institutional"	335,530	4,771,239
DWS Health Care Fund "Institutional"	129,729	2,977,281
DWS International Fund "Institutional"	109,847	4,999,147
DWS International Value Opportunities Fund "Institutional"	115,296	1,015,758
DWS Large Cap Value Fund "Institutional"	523,589	8,361,723
DWS Large Company Growth Fund "Institutional"	38,142	933,327
DWS RREEF Global Real Estate Securities Fund "Institutional"	182,863	1,312,953
DWS RREEF Real Estate Securities Fund "Institutional"	20,591	273,862
DWS S&P 500 Plus Fund "S"	305,740	3,369,256
DWS Small Cap Core Fund "S"	292,944	3,884,438
DWS Small Cap Growth Fund "Institutional"	85,168	1,296,256
DWS Strategic Value Fund "Institutional"	45,316	1,317,778
DWS Technology Fund "Institutional"	413,130	4,631,192

Total Equity - Equity Funds (Cost $95,445,671)		86,914,183
Equity - Exchange-Traded Funds 14.7%
Consumer Discretionary Select Sector SPDR Fund	70,962	2,030,932
Consumer Staples Select Sector SPDR Fund	67,557	1,813,230
Energy Select Sector SPDR Fund	32,764	1,861,650
Financial Select Sector SPDR Fund	144,250	2,117,590
Industrial Select Sector SPDR Fund	67,186	1,848,287
iShares MSCI Australia Index Fund	93,438	2,179,909
iShares MSCI Canada Index Fund	63,493	1,646,374
iShares MSCI EAFE Small Cap Index Fund	50,384	1,799,716
iShares MSCI France Index Fund	7,605	196,665
iShares MSCI Germany Index Fund	76,336	1,717,560
iShares MSCI Japan Index Fund	233,485	2,229,782
iShares MSCI United Kingdom Index Fund	403,035	6,557,379
Utilities Select Sector SPDR Fund	29,525	878,369

Total Equity - Exchange-Traded Funds (Cost $23,947,393)		26,877,443
Fixed Income - Bond Funds 37.7%
DWS Core Fixed Income Fund "Institutional"	3,412,804	31,124,771
DWS Emerging Markets Fixed Income Fund "Institutional"	306,454	3,180,988
DWS Floating Rate Plus Fund "Institutional"	182,078	1,605,926
DWS Global Bond Fund "S"	212,491	2,284,274
DWS GNMA Fund "Institutional"	176,350	2,705,209
DWS High Income Fund "Institutional"	1,508,053	6,786,238
DWS Inflation Protected Plus Fund "Institutional"	458,697	4,573,214
DWS Short Duration Plus Fund "Institutional"	653,686	6,196,941
DWS US Bond Index Fund "Institutional"	988,298	10,495,723

Total Fixed Income - Bond Funds (Cost $73,017,438)		68,953,284
Fixed Income - Money Market Funds 0.2%
Central Cash Management Fund	290,879	290,879
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	11,770	11,770
DWS Money Market Series "Institutional"	22,886	22,886

Total Fixed Income - Money Market Funds (Cost $325,535)		325,535

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $192,736,037) †	100.1	183,070,445
Other Assets and Liabilities, Net	(0.1)	(201,631)

Net Assets	100.0	182,868,814

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $198,591,045. At November 30, 2009, net unrealized depreciation for all securities based on tax cost was $15,520,600. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,000,430 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,521,030.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$86,914,183	$—	$—	$ 86,914,183
Exchange-Traded Funds	26,877,443	—	—	26,877,443
Bond Funds	68,953,284	—	—	68,953,284
Money Market Funds	325,535	—	—	325,535
Total	$183,070,445	$—	$—	$183,070,445

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010